Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
ASSETS
Cash and due from financial institutions	$ 2,337	$ 4,035
Interest-bearing demand deposits	7,606	8,769
Cash and cash equivalents	9,943	12,804
Time deposits in other financial institutions	5,692	4,201
Securities available for sale	48	71
Securities held-to-maturity, at amortized cost- approximate fair value of $998 and $1,523 at June 30, 2018 and 2017, respectively	1,002	1,487
Loans, net of allowance of $1,576 and $1,533 at June 30, 2018 and 2017, respectively	270,310	258,244
Real estate owned, net	710	358
Premises and equipment, net	5,652	5,810
Federal Home Loan Bank stock, at cost	6,482	6,482
Accrued interest receivable	706	679
Bank-owned life insurance	2,444	3,158
Goodwill	14,507	14,507
Prepaid federal income taxes	144	74
Prepaid expenses and other assets	754	610
Total assets	318,394	308,485
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	195,653	182,845
Federal Home Loan Bank advances	53,052	55,780
Advances by borrowers for taxes and insurance	762	818
Accrued interest payable	22	21
Deferred federal income taxes	443	719
Deferred revenue	558	578
Other liabilities	701	578
Total liabilities	251,191	241,339
Commitments and contingencies - See Notes A and I
Shareholders' equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued and outstanding
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	35,085	35,084
Retained earnings	34,050	34,180
Unearned employee stock ownership plan (ESOP)	(663)	(850)
Treasury shares at cost, 151,549 and 151,549 common shares at June 30, 2018 and 2017, respectively	(1,355)	(1,355)
Accumulated other comprehensive income		1
Total shareholders' equity	67,203	67,146
Total liabilities and shareholders' equity	$ 318,394	$ 308,485